Defined Benefit Plans - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) yr Plans	Dec. 31, 2016 EUR (€) yr	Jan. 01, 2018 yr	Dec. 31, 2015 EUR (€)
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit	€ (629)	€ (742)
Plan benefit liability	3,950	4,767		€ 4,430
Unfunded amount of defined benefit plans	2,032	1,705
Unfunded amount of other post employment defined benefit plans	€ 397	405
Maximum annual benefit accrual percentage	1.875%
Retirement age | yr	67
Defined benefit plan deficit	€ (767)	(1,041)
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plan deficit	(137)	(298)
Plan Amendment Average Life Expectancy [member]
Disclosure of defined benefit plans [Line Items]
Retirement age | yr			68
Effects of disposal of a business [member]
Disclosure of defined benefit plans [Line Items]
Decrease in defined benefit obligation	478
Decrease in insurance contracts for general account	478
Increase in insurance contracts for risk of policy holders	442
Increase in investments for account of policy holders	442
United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded	257	286
United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability	€ 227	€ 246
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr	23.1	23.0
Percentage of investment assets allocation in primary equities	40.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives	60.00%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to pension plan	€ 89	€ 226
Aegon United States of America [member]
Disclosure of defined benefit plans [Line Items]
Number of benefit plans | Plans	2
Remaining average duration of defined benefits obligation | yr	13.2	13.3
Aegon Nederland N.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr	11.9	10.8
Unfunded amount of other post employment defined benefit plans	€ 65	€ 68
Aegon Nederland N.V. [member] | Unfunded [member] | Life insurance general account [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr	19.6	19.7
Unfunded amount of defined benefit plans	€ 2,628	€ 3,121